Other comprehensive income - Amounts recorded within "Total other comprehensive income (loss)" (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency translation adjustments, before tax:
Net change during the year	$ (462)	$ (1,105)	$ (1,691)
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax		(8)	(14)
Reclassification adjustments for net (gains) losses included in net income, before tax		1	21
Net change during the year		(7)	7
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	(46)	113	(5)
Net actuarial gains (losses) arising during the year, before tax	38	285	(826)
Amortization of prior service cost included in net income, before tax	28	29	18
Amortization of net actuarial loss included in net income, before tax	85	113	102
Net losses from pension settlements included in net income, before tax	37	15	(3)
Net change during the year	142	555	(714)
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	21	(26)	(65)
Reclassification adjustments for net (gains) losses included in net income, before tax	(7)	39	10
Net change during the year	14	13	(55)
Total other comprehensive income (loss), before tax	(306)	(544)	(2,453)
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	(12)	47	11
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect		1	5
Reclassification adjustments for net (gains) losses included in net income, tax effect			(6)
Unrealized gains (losses) on available-for-sale securities, tax effect		1	(1)
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	6	(25)	2
Net actuarial gains (losses) arising during the year, tax effect	6	(75)	212
Amortization of prior service cost included in net income, tax effect	(2)	(3)	(1)
Amortization of net actuarial loss included in net income, tax effect	(23)	(31)	(21)
Net losses from pension settlements included in net income, tax effect	(11)	(6)	1
Net change, tax effect	(24)	(140)	193
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	(5)	6	13
Reclassification adjustments for net (gains) losses included in net income, tax effect	1	(9)	(1)
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	(4)	(3)	12
Total other comprehensive income (loss), tax effect	(40)	(95)	215
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments, net of tax	(474)	(1,058)	(1,680)
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax		(7)	(9)
Reclassification adjustments for net (gains) losses included in net income, net of tax		1	15
Unrealized gains (losses) on available-for-sale securities		(6)	6
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	(40)	88	(3)
Net actuarial gains (losses) arising during the year, net of tax	44	210	(614)
Amortization of prior service cost included in net income, net of tax	26	26	17
Amortization of net actuarial loss included in net income, net of tax	62	82	81
Net losses from pension settlements included in net income, net of tax	26	9	(2)
Net change, net of tax	118	415	(521)
Cash flow hedge derivatives, net of tax
Net gains (losses) arising during the year	16	(20)	(52)
Reclassification adjustments for net (gains) losses included in net income, net of tax	(6)	30	9
Unrealized gains (losses) of cash flow hedge derivatives	10	10	(43)
Other Comprehensive Income (Loss), Net of Tax	$ (346)	$ (639)	$ (2,238)